Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other intangible assets
Balance at the beginning of the year	$ 20,350,819
Amortization	(176,074)	$ (196,096)
Balance at the end of the period	22,225,979
Other intangible assets | Total carrying amount
Other intangible assets
Balance at the beginning of the year	1,410,459	1,636,280
Additions	324,725	297,387
Effects of foreign exchange	80,963	(161,042)
Balance at the end of the period	1,640,073	1,576,529
Other intangible assets | Accumulated depreciation and amortization
Other intangible assets
Amortization	$ (176,074)	$ (196,096)